Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$18,023,069
TOTAL NET ASSETS — 100.0%	$18,023,069

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	NVIDIA Corporation	Pay	3.13% (OBFR01* - 50bps)	At Maturity	2/10/2027	$(9,762,829)	$-	$(2,119,969)
TD Cowen	NVIDIA Corporation	Pay	3.28% (OBFR01* - 35bps)	At Maturity	6/2/2027	(17,986,239)	-	463,799
TOTAL EQUITY SWAP CONTRACTS								$(1,656,170.00)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.